Statement of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operations
Net Income (Loss)	$ (1,080,508)	$ 56,800	$ 23,600	$ (783,738)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	53,311	42,215	56,930	48,842
Stock-based compensation	456,490	237,876	262,251	822,714
Waiver of related party expenses	16,830	16,830	22,440	22,440
Bad debts	622	0	0	501
Deferred income taxes	(645,100)	36,500	16,400	(472,900)
Changes in operating assets:
Accounts receivable	(13,609)	(8,116)	(5,760)	(502)
Inventory	(629,574)	(606,952)	(1,546,426)	(3,521)
Prepaid & other current assets	30,000	(125,000)	(30,000)	0
Accounts payable	49,289	140,494	283,638	(15,162)
Accrued expenses	179,556	(55,057)	(45,900)	62,395
Deferred revenue and customer deposits	(119,999)	101,667	3,334	100,000
Total adjustments to net income (loss)	(622,184)	(219,543)	(983,093)	564,807
Net cash (used in) operating activities	(1,702,692)	(162,743)	(959,493)	(218,931)
Cash Flows from Investing Activities
Acquisition of equipment	(64,459)	(23,210)	(36,955)	0
Net cash flows (used in) investing activities	(64,459)	(23,210)	(36,955)	0
Cash Flows from Financing Activities
Advance from affiliate	0	14,750	0	0
Advances from (repayments to) related party	(3,140)	0	42,605	5,903
Proceeds from note payable to related party	0	22,000	22,000	137,100
Repayments on notes payable from related party	0	(158,000)	(158,000)	(85,300)
Increase (Decrease) in Accrued Interest Receivable, Net	0	0	0	(7,594)
Proceeds from issuance of common stock	1,000,000	2,000,000	2,000,000	176,000
Net cash flows provided by (used in) investing activities	996,860	1,878,750	1,906,605	226,109
Net increase (decrease) in cash	(770,291)	1,692,797	910,157	7,178
Cash balance, beginning	917,495	7,338	7,338	160
Cash balance, ending	147,204	1,700,135	917,495	7,338
Supplemental disclosure of cash flow information and non cash investing and financing activities:
Interest paid	0	0	0	0
Taxes paid	0	0	0	0
Non-Cash Transaction:
The Company received property and equipment, with a fair value of $22,500 in exchange for the issuance of 150,000 common shares.	0	0	0	22,500
Exchanged license for investment in Joint Venture (China)	0	0	466,660	0
Exchanged shares in exchange for investment in Joint Venture (Europe)	$ 0	$ 0	$ 23,750	$ 0